Convertible Note (Details) - Schedule of net carrying amount of liability	12 Months Ended
Mar. 31, 2023 USD ($)
Schedule of Net Carrying Amount of Liability [Abstract]
Principal outstanding	$ 3,497,639
Unamortized issuance cost	(340,147)
Net carrying value	3,157,492
Convertible Note – 2022-2 [Member]
Schedule of Net Carrying Amount of Liability [Abstract]
Principal outstanding	1,595,000
Unamortized issuance cost	(163,967)
Net carrying value	1,431,033
Convertible Note – 2023 [Member]
Schedule of Net Carrying Amount of Liability [Abstract]
Principal outstanding	1,902,639
Unamortized issuance cost	(176,180)
Net carrying value	1,726,459
Convertible Note – 2022-1 [Member]
Schedule of Net Carrying Amount of Liability [Abstract]
Principal outstanding	2,804,848
Unamortized issuance cost	(428,282)
Net carrying value	$ 2,376,566